                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $23,262
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Microsoft Corp        COM          594918104      302       5000   SH         SOLE         1         SOLE     0    0
Viacom Inc Cl B       COM          925524308      439       7500   SH         SOLE         1         SOLE     0    0
CNET  Networks Inc    COM          12613R104      244      10000   SH         SOLE         1         SOLE     0    0
Houghton Mifflin Co   COM          441560109      393      10000   SH         SOLE         1         SOLE     0    0
NTL  Inc.             COM          629407107      648      14000   SH         SOLE         1         SOLE     0    0
America Online Inc    COM          02364J104      806      15000   SH         SOLE         1         SOLE     0    0
Gannett Inc           COM          364730101      795      15000   SH         SOLE         1         SOLE     0    0
Saga Communications
  Inc.                COM          786598102      289      17500   SH         SOLE         1         SOLE     0    0
Cablevision Sys Corp  COM          12686C109     1326      20000   SH         SOLE         1         SOLE     0    0
Cox Communications    COM          224044107      765      20000   SH         SOLE         1         SOLE     0    0
Millicom Intl
  Cellular S A        COM          L6388F102      711      20000   SH         SOLE         1         SOLE     0    0
Tribune Co.           COM          896047107      873      20000   SH         SOLE         1         SOLE     0    0
Charter
  Communications Inc. COM          16117M107      407      25000   SH         SOLE         1         SOLE     0    0
SBC Comm Inc          COM          78387G103     1250      25000   SH         SOLE         1         SOLE     0    0
AT&T Corp             COM          001957109      755      25690   SH         SOLE         1         SOLE     0    0
Paxson Communications
  Corp.               COM          704231109      345      30000   SH         SOLE         1         SOLE     0    0
News Corp Prf'd       COM          652487802     1641      35000   SH         SOLE         1         SOLE     0    0
Salem Communications  COM          794093104      444      35000   SH         SOLE         1         SOLE     0    0
Adelphia Comm Corp    COM          006848AR6     1057      38355   SH         SOLE         1         SOLE     0    0
Vodafone Group PLC    COM          92857T107     1480      40000   SH         SOLE         1         SOLE     0    0
Clear Channel Comm    COM          184502102     3136      55500   SH         SOLE         1         SOLE     0    0
Comcast Corp Spl.     COM          200300200     2636      64400   SH         SOLE         1         SOLE     0    0
AH Belo Corp.         COM          080555105     1383      75000   SH         SOLE         1         SOLE     0    0
Arch Communications   RIGHTS       039381991       49      77780   SH         SOLE         1         SOLE     0    0
Granite Broadcasting
  Corp                COM          387241102      413      90000   SH         SOLE         1         SOLE     0    0
Video Services Corp   COM          92656U107      677     150500   SH         SOLE         1         SOLE     0    0

TOTAL                                         $23,262
                                          [thousands]




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